Analysis of operating revenues and segmental analysis	12 Months Ended
Mar. 31, 2021
Analysis of operating revenues and segmental analysis
Analysis of operating revenues and segmental analysis

18.         Analysis of operating revenues and segmental analysis

The Group determines and presents operating segments based on the information that is provided internally to the Group CEO, who is the Company’s Chief Operating Decision Maker (CODM). The Group currently comprises four key separate airlines, Buzz, Lauda, Malta Air and Ryanair DAC.  Ryanair DAC and Malta Air are separate reportable segments as they each exceed the applicable quantitative thresholds for reporting purposes. Buzz and Lauda do not individually exceed the quantitative thresholds and accordingly are presented on an aggregate basis as they exhibit similar economic characteristics and their services, activities and operations are sufficiently similar in nature. The results of these operations are included as ‘Other Airlines.’ This is the first year that Malta Air has been required to be presented as a separate reportable segment and hence the prior year information has been represented for comparability purposes.

The CODM assesses the performance of the business based on the profit/(loss) after tax of each airline for the reporting period. Resource allocation decisions for all airlines are based on airline performance for the relevant period, with the objective in making these resource allocation decisions being to optimize consolidated financial results.

 Reportable segment information is presented as follows:

	At March 31, 2021
			Other
	Ryanair DAC	Malta Air	Airlines	Elimination	Total
	€M	€M	€M	€M	€M
External revenue	1,620.0	—	15.8	—	1,635.8
Inter-segment revenue	586.4	464.2	196.9	(1,247.5)	—
Segment revenue	2,206.4	464.2	212.7	(1,247.5)	1,635.8

Reportable segment profit/(loss) after income tax (i)	(641.6)	(18.7)	(155.1)	—	(815.4)

Other segment information:
Depreciation	(506.6)	—	(64.4)	—	(571.0)
Finance expense	(65.6)	—	(4.2)	—	(69.8)
Finance income	10.9	—	5.1	—	16.0
Capital expenditure	(343.0)	—	(33.6)	—	(376.6)

Reportable segment assets	11,898.7	86.7	342.6	—	12,328.0
Reportable segment liabilities	6,830.8	108.3	742.3	—	7,681.4

	At March 31, 2020
			Other
	Ryanair DAC	Malta Air	Airlines	Elimination	Total
	€M	€M	€M	€M	€M
External revenue	8,122.6	—	372.2	—	8,494.8
Inter-segment revenue	2.4	210.8	187.2	(400.4)	—
Segment revenue	8,125.0	210.8	559.4	(400.4)	8,494.8

Reportable segment profit/(loss) after income tax (i)	1,097.7	(3.2)	(92.4)	—	1,002.1

Other segment information:
Depreciation	(693.7)	—	(55.0)	—	(748.7)
Finance expense	(475.2)	—	(4.9)	—	(480.1)
Finance income	21.4	—	—	—	21.4
Capital expenditure	(1,195.8)	—	—	—	(1,195.8)

Reportable segment assets	14,194.5	64.4	488.3	—	14,747.2
Reportable segment liabilities	8,995.2	67.9	769.6	—	9,832.7

	At March 31, 2019
			Other
	Ryanair DAC	Malta Air	Airlines	Elimination	Total
	€M	€M	€M	€M	€M
Segment revenue	7,525.8	—	171.6	—	7,697.4

Reportable segment profit/(loss) after income tax (i)	1,023.7	—	(138.7)	—	885.0

Other segment information:
Depreciation	(635.4)	—	(5.1)	—	(640.5)
Finance expense	(59.1)	—	—	—	(59.1)
Finance income	3.7	—	—	—	3.7
Capital expenditure	(1,546.7)	—	—	—	(1,546.7)

Reportable segment assets	13,037.6	—	213.1	—	13,250.7
Reportable segment liabilities	7,635.8	—	400.0	—	8,035.8

(i)

Adjusted loss after tax in the financial year ended March 31, 2021, excludes a charge of €200m (March 31,2020: €353m), attributable to a hedge ineffectiveness charge on jet fuel derivative instruments, foreign currency derivative instruments related to jet fuel, and aircraft delivery delays.

Entity-wide disclosures:

Disaggregation of revenues

The following table disaggregates revenue by primary geographical market. In accordance with IFRS 8 paragraph 13, revenue by country of origin has been provided where revenue for that country is in excess of 10% of total revenue. Ireland is presented as it represents the country of domicile. “Other European countries” includes all other countries in which the Group has operations.

	Year ended
	March 31,
	2021	2020	2019
	€M	€M	€M
United Kingdom	251.4	1,782.3	1,715.3
Italy	377.5	1,522.1	1,440.8
Spain	315.7	1,107.1	1,005.6
Germany	N/A	823.3	773.2
Ireland	81.0	594.5	529.8
Other European countries	610.2	2,665.5	2,232.7
Total revenue	1,635.8	8,494.8	7,697.4

Ancillary revenues comprise of revenues from non-flight scheduled operations, in-flight sales and Internet-related services. Non-flight scheduled revenue arises from the sale of priority boarding, allocated seats, car hire, travel insurance, room reservations and other sources, including excess baggage charges and administration fees, all directly attributable to the low-fares business.

The vast majority of ancillary revenue is recognized at a point in time, which is typically the flight date.  The economic factors that would impact the nature, amount, timing and uncertainty of revenue and cashflows associated with the provision of passenger travel related ancillary services are homogeneous across the various component categories within ancillary revenue.  Accordingly, there is no further disaggregation of ancillary revenue required in accordance with IFRS 15, paragraph 114.

All of the Company’s operating profit arises from low fares airline-related activities. The major revenue earning assets of the Company are its aircraft. As the majority of the Groups’ aircraft were registered in Ireland at March 31, 2021 losses accrue principally in Ireland, although all Group Airlines recorded losses in fiscal year 2021. Since the Company’s aircraft fleet is flexibly employed across its route network in Europe, there is no suitable basis of allocating such assets and related liabilities to geographical segments.